Segment reporting	12 Months Ended
Dec. 31, 2011
Segment reporting
23	Segment reporting

The Company has three reportable segments based on its major product groups: patient monitoring and life support products, in-vitro diagnostic products and medical imaging systems. Each reportable segment derives its revenues from the sale of their products, which is the responsibility of senior management of the Company who has knowledge of product and service specific operational risks and opportunities. The Company’s chief operating decision makers have been identified as the two chief executive officers, who review the operating segment results when making decisions about allocating resources and assessing performance of the Company.

The Company has combined two operating segments, namely ultrasound and radiology, to arrive at the medical imaging systems reporting segment. These operating segments exhibit similar long-term financial performance and economic characteristics and are also similar in nature of the products, production processes, the type of customers and distribution methods.

The principal measurement differences between this financial information and the consolidated financial statements are described below. The Company does not allocate operating expenses to individual reporting segments when making decisions about resources to be allocated to the segment and assessing its performance. All revenues are attributed to sales to external parties.

For the years ended December 31,

	Patient Monitoring and Life Support Devices	In-vitro Diagnostic Products	Medical Imaging Systems	Others	Total
For the Years Ended December 31,
2011
Net revenues	$386,692	$222,270	$221,603	$50,178	$880,743
Cost of revenues	(174,509)	(98,348)	(77,020)	(44,425)	(394,302)

Gross profit	$212,183	$123,922	$144,583	$5,753	$486,441

2010
Net revenues	$316,223	$175,245	$173,170	$39,671	$704,309
Cost of revenues	(136,388)	(70,554)	(57,086)	(39,306)	(303,334)

Gross profit	$179,835	$104,691	$116,084	$365	$400,975

2009
Net revenues	$278,082	$155,406	$162,470	$38,225	$634,183
Cost of revenues	(122,979)	(67,963)	(59,702)	(29,675)	(280,319)

Gross profit	$155,103	$87,443	$102,768	$8,550	$353,864

Geographic disclosures

The Company’s revenues by geography are based on country of customer destination. The net revenues attributable by country of domicile, the United States of America and other countries are as follows:

	Years Ended December 31,
	2009	2010	2011
Net revenues:
PRC	$292,607	$293,435	$374,312
United States Europe (Note a)	105,259 75,574	104,814 87,720	136,689 91,046
Other countries (Note a)	160,743	218,340	278,696

Total consolidated net revenues	$634,183	$704,309	$880,743

Note a: Net revenues derived from Europe were previously included in “Other countries”.

Long-lived assets located at the respective geographic areas are as follows:

	Year Ended December 31,
	2010	2011
Long-lived assets
PRC	$219,467	$259,685
United States	29,173	28,338
Other countries	5,075	5,201

Total consolidated assets	$253,715	$293,224

Long-lived assets represent non-current assets excluding financial instruments, deferred finance cost and deferred tax assets.

Major customers

There was no single customer which contributed for 10% or more of the Company’s net revenues for the year ended December 31, 2009, 2010 and 2011, respectively.